FAEGRE DRINKER BIDDLE & REATH LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700

Fax (215) 988-2757

April 5, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Copeland Trust
File Nos. (333-169806 and 811-22483)

Ladies and Gentlemen:

On behalf of Copeland Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that Registrant’s Prospectuses and Statements of Additional Information each dated March 30, 2021 do not differ from those contained in the Registrant's Post-Effective Amendment No. 44, which was filed electronically on March 29, 2021.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

Sincerely yours,

/s/ Nancy P. O’Hara

Nancy P. O’Hara, Esquire